Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements have been prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Income (Loss) Recognition
The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note C for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis of accounting. Dividends are recorded on the ex-dividend date.
Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Administrative Expenses
Plan administrative expenses, including investment fees, transaction fees, and investment management services, are charged to participant accounts as a percentage of assets invested. Plan administration fees, including audit and legal fees, are paid by the Plan Sponsor.

Benefits Paid to Participants & Contributions
Benefits paid to participants are recorded by the Plan when paid. Contributions are recorded by the Plan when paid.
Risks and Uncertainties
The Plan invests in various investment securities that are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Concentration of Market Risk
At December 31, 2025 and 2024, 4% and 9% of the Plan’s net assets, respectively, were invested in the common stock of the Company. The underlying value of the Company’s common stock is entirely dependent upon the performance of the Company and the market’s evaluation of such performance. It is possible that changes in the fair value of the Company’s common stock in the near term could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. Delinquent notes are reclassified as distributions in the quarter subsequent to when a participant misses a scheduled repayment. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Accounting Pronouncements Recently Adopted
For the year ended December 31, 2025 there were no new accounting pronouncements that were adopted.